Fair Value of Financial Instruments and Derivative Instruments	12 Months Ended
Dec. 31, 2015
Notes To Consolidated Financial Statements
Fair Value of Financial Instruments and Derivative Instruments

13. Fair Value of Financial Instruments and Derivatives Instruments

Cash and cash equivalents and restricted cash, over-the-counter foreign exchange forward contracts and interest rate derivatives are recorded at fair value. The carrying values of the current financial assets and current financial liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair values of the variable interest long-term debt approximate the recorded values, due to their variable interest rates. The fair value of the fixed interest long-term debt is estimated using prevailing market rates as of the period end. We believe the terms of our loans are similar to those that could be procured as of December 31, 2015. The fair values of the long-term debt are disclosed in Note 7.

Derivative instruments

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company, from time to time, may also enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to acquisition of vessels and on certain loan obligations or for trading purposes. Foreign exchange forward contracts are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. As of December 31, 2014 and 2015, the Company had no outstanding derivative instruments relating to currency exchange contracts.

The Company's interest rate swaps did not qualify for hedge accounting. The Company determines the fair market value of the interest rate swaps at the end of every period and accordingly records the resulting unrealized loss/gain during the period in the consolidated statement of operations. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of income are shown below:

Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	December 31,	December 31,	December 31,
		2014	2015	2014	2015
Interest Rate	Derivative assets /Non-current assets	$455	$181	$—	$—

Interest Rate	Derivative liabilities / Current liabilities	—	—	493	318

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	1,065	360

	Total Derivatives	$455	$181	$1,558	$678

	Amount of Loss Recognized on Derivatives
	Year ended December 31,
	2014	2015
Interest Rate Contracts	$(1,977)	$(1,676)
Net Loss Recognized	$(1,977)	$(1,676)

The gain or loss is recognized in the consolidated statement of operations and is presented in Other (Expense)/Income – Loss on derivatives.

The Company's interest rate derivative instruments are pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate. The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield curves and take into account the credit risk of the financial institutions that are counterparties in the interest rate swaps. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The following table summarizes the valuation of the Company's financial instruments as of December 31, 2014 and 2015.

	Significant Other Observable Inputs
	(Level 2)
	December 31,
	2014	2015
Derivative instruments – asset position	$455	$181
Derivative instruments – liability position	1,558	678

As of December 31, 2014 and 2015, no fair value measurements for assets or liabilities under Level 3 were recognized in the Company's consolidated balance sheet.

Interest Rate Derivatives

Details of interest rate swap transactions entered into with certain banks in respect of certain loans and credit facilities as of December 31, 2014 and 2015 are presented in the table below:

				Notional amount
Loan or Credit	Inception	Expiry	Fixed	December 31,	December 31,
Facility (1)			Rate	2014	2015
Staloudi	January 09, 2012	January 07, 2015	1.4500%	34,760	-
Marathassa (2)	January 31, 2011	January 31, 2015	1.2200%	31,400	-
Marathassa	November 23, 2012	November 21, 2015	1.9500%	11,675	-
Kerasies	December 14, 2010	December 14, 2015	1.6500%	26,664	-
Pelea	December 15, 2011	December 14, 2016	2.0500%	30,542	28,122
Maxdekatria	September 28, 2012	September 28, 2017	0.9000%	20,000	18,400
Marindou	January 14, 2013	January 16, 2018	1.6000%	27,427	24,321
Petra	January 18, 2013	January 18, 2018	0.9800%	14,000	14,000
Marinouki	March 05, 2013	March 05, 2018	1.4800%	22,543	20,789
Pemer	June 07, 2013	March 07, 2018	0.9475%	14,000	14,000
Avstes	July 18, 2013	April 18, 2018	1.3500%	14,000	14,000
Shikoku	August 28, 2013	August 28, 2018	1.2500%	16,800	14,933

Total				$263,811	$148,565

(1)       Under all above swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month USD LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.

(2)       The transaction was novated from Maxpente to Marathassa in August 2014.

The notional amounts of the above transactions are reduced during the term of the swap transactions based on the expected principal outstanding under the respective facility.

Asset Measured at Fair Value on a Non-recurring Basis

Assets held for sale:

As discussed in Notes 4 and 6, the vessels Stalo and Kypros Unity, classified as assets held for sale as of December 31, 2015, were measured at the lower of their carrying amount or fair value less the cost to sell. Details of the impairment charge for each vessel are noted in the table below.

	Significant Other Observable Inputs (Level 2)	Loss

	December 31, 2015	December 31, 2015

M/V Stalo	$10,000	$7,185
M/V Kypros Unity	21,750	5,714
Total	$31,750	$12,899

The fair value of each vessel was based on the Company's best estimate of the fair value of each vessel on a charter free basis, and were supported by vessel valuations obtained from independent third party shipbrokers as of December 31, 2015, which are mainly based on recent sales and purchase transactions of similar vessels.

Liability directly associated with assets held for sale:

The fair value of the Liability directly associated with assets held for sale of $16,724 relates to the long-term debt, net of deferred financing costs, of vessel Kypros Unity, which approximates its carrying value, predominantly due to the variable interest rate. This long-term debt is considered Level 2 item in accordance with the fair value hierarchy.